Income Taxes (Income tax expense) (Details) (USD $)	3 Months Ended							9 Months Ended		12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2012
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal									$ 348,588	$ 380,143		$ 1,814,394
State									91,108	164,491		226,970
Total Current Tax Expense									439,696	544,634		2,041,364
Deferred Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal									266,784	784,814		(706,857)
State									(2,721)	10,936		576,774
Total Deferred Tax Expense									264,063	795,750		(130,083)
Total Income Tax Expense	$ 480,000	$ 361,000	$ 293,000	$ 206,000	$ 172,000	$ 245,000	$ 287,000	$ 1,134,389	$ 703,759	$ 1,340,384	$ 951,084	$ 1,911,281